Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 7.4%
Ampol, Ltd.	1,867	$ 38,064
ANZ Group Holdings, Ltd.	23,942	368,949
APA Group	9,428	64,046
Aristocrat Leisure, Ltd.	4,758	118,962
ASX, Ltd.(1)	1,628	71,096
Aurizon Holdings, Ltd.	13,234	29,808
BHP Group, Ltd.	40,409	1,277,487
BlueScope Steel, Ltd.	3,687	49,905
Brambles, Ltd.	11,380	102,605
Cochlear, Ltd.	569	90,585
Coles Group, Ltd.	11,225	135,628
Commonwealth Bank of Australia	13,466	889,100
Computershare, Ltd.	4,363	63,373
CSL, Ltd.	3,819	739,627
Dexus	9,086	45,937
EBOS Group, Ltd.	1,272	37,066
Endeavour Group, Ltd.(1)	12,926	58,727
Fortescue Metals Group, Ltd.	13,961	209,856
Goodman Group	13,552	171,973
GPT Group (The)(1)	14,328	40,946
IDP Education, Ltd.(1)	1,633	30,094
IGO, Ltd.	6,247	53,569
Insurance Australia Group, Ltd.	18,559	58,418
Lendlease Corp., Ltd.(1)	5,044	24,547
Lottery Corp., Ltd. (The)	19,080	65,623
Macquarie Group, Ltd.	2,951	349,397
Medibank Private, Ltd.	21,199	47,839
Mineral Resources, Ltd.(1)	1,488	80,437
Mirvac Group(1)	32,152	45,033
National Australia Bank, Ltd.	25,163	468,871
Newcrest Mining, Ltd.	7,501	133,896
Northern Star Resources, Ltd.	9,479	77,729
Orica, Ltd.	3,401	35,134
Origin Energy, Ltd.	14,121	78,641
Pilbara Minerals, Ltd.(1)	22,929	61,000
Qantas Airways, Ltd.(2)	7,283	32,507
QBE Insurance Group, Ltd.	11,557	113,149
Ramsay Health Care, Ltd.(1)	1,442	64,433
REA Group, Ltd.(1)	498	46,435
Reece, Ltd.(1)	2,424	28,409
Rio Tinto, Ltd.	2,991	240,326
Santos, Ltd.	24,477	112,653
Scentre Group	41,355	76,552
SEEK, Ltd.(1)	2,474	39,992
Sonic Healthcare, Ltd.	3,588	84,113
Security	Shares	Value
Australia (continued)
South32, Ltd.	38,956	$ 114,169
Stockland	19,317	51,727
Suncorp Group, Ltd.	10,030	81,495
Telstra Group, Ltd.	33,004	93,447
Transurban Group	24,568	234,585
Treasury Wine Estates, Ltd.	6,545	57,457
Vicinity, Ltd.	36,142	47,268
Washington H. Soul Pattinson & Co., Ltd.(1)	1,836	37,210
Wesfarmers, Ltd.	9,074	306,688
Westpac Banking Corp.	28,156	409,940
WiseTech Global, Ltd.	1,243	54,759
Woodside Energy Group, Ltd.(1)	15,407	344,195
Woolworths Group, Ltd.	9,950	252,956
		$9,138,433
Austria — 0.2%
Erste Group Bank AG	2,695	$89,284
OMV AG	1,089	50,010
Verbund AG	502	43,665
voestalpine AG	996	33,867
		$216,826
Belgium — 0.9%
Ageas S.A./NV	1,339	$57,923
Anheuser-Busch InBev S.A./NV	6,944	462,886
D'Ieteren Group	195	37,943
Elia Group S.A./NV	260	34,335
Groupe Bruxelles Lambert NV	804	68,613
KBC Group NV	2,053	141,063
Sofina S.A.(1)	156	35,037
Solvay S.A.	606	69,306
UCB S.A.	1,015	90,717
Umicore S.A.	1,766	59,905
Warehouses De Pauw CVA	1,542	45,853
		$1,103,581
Denmark — 3.0%
AP Moller - Maersk A/S, Class A	29	$51,447
AP Moller - Maersk A/S, Class B	40	72,708
Carlsberg A/S, Class B	791	122,737
Chr. Hansen Holding A/S	842	64,051
Coloplast A/S, Class B	971	127,849
Danske Bank A/S(2)	5,328	107,193
Demant A/S(2)	798	28,015
DSV A/S	1,506	292,010
Genmab A/S(2)	534	201,855
Novo Nordisk A/S, Class B	13,158	2,089,770

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Denmark (continued)
Novozymes A/S, Class B	1,592	$ 81,515
Orsted A/S(3)	1,477	125,941
Pandora A/S	799	76,695
ROCKWOOL International A/S, Class B	61	14,958
Tryg A/S	2,723	59,540
Vestas Wind Systems A/S	8,286	241,491
		$ 3,757,775
Finland — 1.2%
Elisa Oyj	1,214	$73,218
Fortum Oyj(2)	4,043	61,933
Kesko Oyj, Class B	2,174	46,722
Kone Oyj, Class B	2,655	138,469
Metso Outotec Oyj	5,202	56,802
Neste Oyj	3,509	173,358
Nokia Oyj	43,400	213,045
Nordea Bank Abp	25,983	277,454
Orion Oyj, Class B	819	36,608
Sampo Oyj, Class A	3,834	180,908
Stora Enso Oyj, Class R	4,366	56,801
UPM-Kymmene Oyj(2)	4,456	149,668
Wartsila Oyj Abp(1)	3,830	36,145
		$1,501,131
France — 11.6%
Accor S.A.(2)	1,585	$51,530
Aeroports de Paris(2)	234	33,406
Air Liquide S.A.	4,167	697,508
Alstom S.A.(1)	2,516	68,501
Amundi S.A.(3)	448	28,228
ArcelorMittal S.A.	4,094	124,033
Arkema S.A.	475	46,900
AXA S.A.	14,952	456,299
BioMerieux	321	33,839
BNP Paribas S.A.	8,851	528,560
Bollore SE(1)	8,181	50,572
Bouygues S.A.	1,786	60,235
Bureau Veritas S.A.	2,318	66,602
Capgemini SE	1,295	240,657
Carrefour S.A.	4,895	98,965
Cie de Saint-Gobain	3,857	219,246
Cie Generale des Etablissements Michelin SCA	5,629	172,069
Covivio	345	20,069
Credit Agricole S.A.	10,309	116,298
Danone S.A.	5,174	321,945
Dassault Aviation S.A.	234	46,292
Dassault Systemes SE	5,280	217,805
Security	Shares	Value
France (continued)
Edenred	1,978	$ 117,067
Eiffage S.A.	728	78,781
Engie S.A.	14,703	232,670
EssilorLuxottica S.A.	2,316	417,628
Eurazeo SE	449	31,960
Eurofins Scientific SE	1,066	71,379
Gecina S.A.	366	37,991
Getlink SE	3,525	58,055
Hermes International	253	512,390
Ipsen S.A.	305	33,584
Kering S.A.	597	389,499
Klepierre S.A.	2,031	46,047
La Francaise des Jeux SAEM(3)	1,007	41,969
Legrand S.A.	2,200	201,019
L'Oreal S.A.	1,927	861,066
LVMH Moet Hennessy Louis Vuitton SE	2,200	2,019,398
Orange S.A.	16,272	193,314
Pernod Ricard S.A.	1,625	367,950
Publicis Groupe S.A.	1,861	145,269
Remy Cointreau S.A.	202	36,781
Renault S.A.(2)	1,531	62,398
Safran S.A.	2,735	404,880
Sanofi	9,095	986,614
Sartorius Stedim Biotech	241	73,938
Schneider Electric SE	4,331	723,813
SEB S.A.	192	21,847
Societe Generale S.A.	6,551	147,603
Sodexo S.A.	722	70,518
Teleperformance	483	116,709
Thales S.A.	834	123,304
TotalEnergies SE(1)	19,852	1,170,547
Unibail-Rodamco-Westfield(2)(4)	136	7,284
Unibail-Rodamco-Westfield(2)(4)	860	46,273
Valeo	1,737	35,643
Veolia Environnement S.A.	5,212	160,828
Vinci S.A.	4,309	493,994
Vivendi SE	5,507	55,684
Wendel SE	198	20,936
Worldline S.A.(2)(3)	1,885	80,110
		$14,396,299
Germany — 8.5%
adidas AG	1,324	$234,709
Allianz SE	3,209	740,753
Aroundtown S.A.	8,106	11,588
BASF SE	7,378	387,335
Bayer AG	7,868	502,620

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG	2,668	$ 292,409
Bayerische Motoren Werke AG, PFC Shares	507	51,825
Bechtle AG	660	31,606
Beiersdorf AG	856	111,355
Brenntag SE	1,250	94,070
Carl Zeiss Meditec AG	333	46,384
Commerzbank AG(2)	8,227	86,616
Continental AG	934	69,984
Covestro AG(3)	1,709	70,775
Daimler Truck Holding AG(2)	3,812	128,651
Delivery Hero SE(2)(3)	1,252	42,712
Deutsche Bank AG	16,423	167,009
Deutsche Boerse AG	1,516	295,180
Deutsche Lufthansa AG(2)	4,675	51,998
Deutsche Post AG	7,945	372,109
Deutsche Telekom AG	25,831	625,944
Dr. Ing. h.c. F. Porsche AG(2)	960	123,215
E.ON SE	18,420	229,784
Evonik Industries AG	1,690	35,556
Fresenius Medical Care AG & Co. KGaA	1,614	68,505
Fresenius SE & Co. KGaA	3,627	97,941
GEA Group AG	1,175	53,601
Hannover Rueck SE	494	96,617
HeidelbergCement AG	1,195	87,255
HelloFresh SE(2)	1,318	31,431
Henkel AG & Co. KGaA	776	56,451
Henkel AG & Co. KGaA, PFC Shares	1,459	114,143
Infineon Technologies AG	10,564	433,812
Knorr-Bremse AG	597	39,767
LEG Immobilien SE	523	28,742
Mercedes-Benz Group AG	6,423	493,946
Merck KGaA	1,053	196,316
MTU Aero Engines AG	453	113,359
Muenchener Rueckversicherungs-Gesellschaft AG	1,121	391,941
Nemetschek SE	486	33,549
Porsche Automobil Holding SE, PFC Shares	1,286	73,825
Puma SE	797	49,408
Rational AG	41	27,560
Rheinmetall AG	337	99,836
RWE AG	5,147	221,467
SAP SE	8,294	1,047,287
Sartorius AG, PFC Shares	203	85,556
Scout24 SE(3)	615	36,580
Siemens AG	6,127	992,598
Siemens Energy AG(2)	4,461	98,372
Siemens Healthineers AG(3)	2,214	127,642
Symrise AG	1,056	114,918
Security	Shares	Value
Germany (continued)
Telefonica Deutschland Holding AG	7,582	$ 23,339
United Internet AG	763	13,153
Volkswagen AG	275	47,169
Volkswagen AG, PFC Shares	1,557	212,487
Vonovia SE	5,536	104,270
Zalando SE(2)(3)	1,718	72,002
		$ 10,589,032
Hong Kong — 2.7%
AIA Group, Ltd.	94,166	$987,552
BOC Hong Kong Holdings, Ltd.	28,956	90,147
Budweiser Brewing Co. APAC, Ltd.(3)	15,900	48,389
CK Asset Holdings, Ltd.	16,209	98,270
CK Hutchison Holdings, Ltd.	20,847	128,973
CK Infrastructure Holdings, Ltd.	5,604	30,491
CLP Holdings, Ltd.	12,622	91,208
ESR Group, Ltd.(3)	17,000	30,486
Futu Holdings, Ltd. ADR(1)(2)	406	21,051
Galaxy Entertainment Group, Ltd.(2)	16,913	113,134
Hang Lung Properties, Ltd.	20,000	37,424
Hang Seng Bank, Ltd.	6,040	85,860
Henderson Land Development Co., Ltd.	11,806	40,846
HKT Trust & HKT, Ltd.	32,020	42,506
Hong Kong & China Gas Co., Ltd.	96,675	85,114
Hong Kong Exchanges & Clearing, Ltd.	9,606	425,783
Hongkong Land Holdings, Ltd.	9,294	40,889
Jardine Matheson Holdings, Ltd.	1,219	59,295
Link REIT	19,689	126,605
MTR Corp., Ltd.	12,481	60,237
New World Development Co., Ltd.	12,107	32,454
Power Assets Holdings, Ltd.	11,042	59,238
Sands China, Ltd.(2)	19,483	67,684
Sino Land Co., Ltd.	29,433	39,803
SITC International Holdings Co., Ltd.	10,000	21,492
Sun Hung Kai Properties, Ltd.	12,152	170,245
Swire Pacific, Ltd., Class A	4,537	34,867
Swire Properties, Ltd.	8,529	21,951
Techtronic Industries Co., Ltd.	11,525	124,875
WH Group, Ltd.(3)	64,733	38,590
Wharf Real Estate Investment Co., Ltd.	13,118	75,525
Xinyi Glass Holdings, Ltd.	14,000	25,044
		$3,356,028
Ireland — 1.1%
AIB Group PLC	10,251	$41,491
Bank of Ireland Group PLC	9,205	93,139
CRH PLC	6,020	304,132

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Ireland (continued)
DCC PLC	788	$ 45,933
Experian PLC	7,471	246,003
Flutter Entertainment PLC(2)	1,329	241,840
James Hardie Industries PLC CDI	3,865	83,189
Kerry Group PLC, Class A	1,337	133,333
Kingspan Group PLC	1,176	80,586
Smurfit Kappa Group PLC	2,162	78,416
		$ 1,348,062
Israel — 0.7%
Azrieli Group, Ltd.	315	$18,099
Bank Hapoalim B.M.	10,120	84,224
Bank Leumi Le-Israel B.M.	12,248	92,654
Bezeq The Israeli Telecommunication Corp. Ltd.	18,289	24,899
Check Point Software Technologies, Ltd.(2)	853	110,890
CyberArk Software, Ltd.(2)	327	48,389
Elbit Systems, Ltd.	215	36,617
First International Bank of Israel, Ltd. (The)	434	15,363
ICL Group, Ltd.	5,687	38,533
Israel Discount Bank, Ltd., Class A	9,975	49,000
Mizrahi Tefahot Bank, Ltd.	1,288	40,377
Nice, Ltd.(2)	486	110,710
Teva Pharmaceutical Industries, Ltd. ADR(2)	8,820	78,057
Tower Semiconductor, Ltd.(2)	851	36,276
Wix.com, Ltd.(2)	433	43,213
		$827,301
Italy — 2.1%
Amplifon SpA	989	$34,279
Assicurazioni Generali SpA	9,026	179,839
Davide Campari-Milano NV	4,738	57,812
DiaSorin SpA(1)	212	22,341
Enel SpA	64,163	391,327
Eni SpA(1)	20,389	284,352
Ferrari NV	1,010	273,694
FinecoBank Banca Fineco SpA	4,632	70,967
Infrastrutture Wireless Italiane SpA(3)	2,913	38,272
Intesa Sanpaolo SpA	130,147	334,015
Mediobanca Banca di Credito Finanziario SpA	4,446	44,678
Moncler SpA	1,629	112,517
Nexi SpA(2)(3)	5,591	45,439
Poste Italiane SpA(3)	4,086	41,667
Prysmian SpA	1,988	83,478
Recordati Industria Chimica e Farmaceutica SpA	757	32,021
Snam SpA	15,969	84,668
Telecom Italia SpA(2)	100,978	33,301
Tenaris S.A.	3,576	50,669
Security	Shares	Value
Italy (continued)
Terna - Rete Elettrica Nazionale(1)	11,126	$ 91,315
UniCredit SpA	15,355	289,409
		$ 2,596,060
Japan — 21.4%
Advantest Corp.	1,500	$ 139,059
Aeon Co., Ltd.	5,248	101,815
AGC, Inc.	1,556	58,009
Aisin Corp.	1,252	34,508
Ajinomoto Co., Inc.	3,699	128,680
ANA Holdings, Inc.(2)	1,383	30,059
Asahi Group Holdings, Ltd.	3,815	141,987
Asahi Intecc Co., Ltd.(1)	1,600	28,269
Asahi Kasei Corp.	10,370	72,633
Astellas Pharma, Inc.	15,101	214,545
Azbil Corp.	1,000	27,389
Bandai Namco Holdings, Inc.	4,611	99,409
BayCurrent Consulting, Inc.	1,000	41,518
Bridgestone Corp.	4,484	182,152
Brother Industries, Ltd.	1,905	28,701
Canon, Inc.	8,000	178,159
Capcom Co., Ltd.	1,400	50,107
Central Japan Railway Co.	1,159	138,291
Chiba Bank, Ltd. (The)	4,141	26,727
Chubu Electric Power Co., Inc.	5,269	55,585
Chugai Pharmaceutical Co., Ltd.	5,446	134,476
Concordia Financial Group, Ltd.	8,031	29,602
CyberAgent, Inc.(1)	3,200	27,113
Dai Nippon Printing Co., Ltd.	1,905	53,337
Daifuku Co., Ltd.	2,400	44,561
Dai-ichi Life Insurance Co., Ltd.	7,713	141,792
Daiichi Sankyo Co., Ltd.	14,000	510,687
Daikin Industries, Ltd.	1,958	351,278
Daito Trust Construction Co., Ltd.	516	51,409
Daiwa House Industry Co., Ltd.	4,732	111,492
Daiwa House REIT Investment Corp.	16	32,784
Daiwa Securities Group, Inc.	10,025	47,064
Denso Corp.	3,534	199,485
Dentsu Group, Inc.	1,805	63,623
Disco Corp.	600	69,799
East Japan Railway Co.	2,350	130,053
Eisai Co., Ltd.	2,051	116,496
ENEOS Holdings, Inc.	24,238	85,039
FANUC Corp.	7,810	282,036
Fast Retailing Co., Ltd.	1,400	306,477
Fuji Electric Co., Ltd.	1,041	41,109
FUJIFILM Holdings Corp.	2,927	148,583

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Fujitsu, Ltd.	1,552	$ 209,722
GLP J-REIT	42	45,399
GMO Payment Gateway, Inc.	300	25,973
Hakuhodo DY Holdings, Inc.	1,578	17,890
Hamamatsu Photonics K.K.	1,151	62,087
Hankyu Hanshin Holdings, Inc.	1,862	55,212
Hikari Tsushin, Inc.	219	30,775
Hirose Electric Co., Ltd.	242	31,660
Hitachi Construction Machinery Co., Ltd.	796	18,553
Hitachi, Ltd.	7,784	427,814
Honda Motor Co., Ltd.	12,901	341,246
Hoshizaki Corp.(1)	1,032	38,127
HOYA Corp.	2,823	311,976
Hulic Co., Ltd.	3,540	29,117
Ibiden Co., Ltd.	1,000	40,103
Idemitsu Kosan Co., Ltd.	1,684	36,867
Iida Group Holdings Co., Ltd.	1,100	17,959
INPEX Corp.	8,091	85,623
Isuzu Motors, Ltd.	4,355	52,047
ITOCHU Corp.	9,548	310,944
Itochu Techno-Solutions Corp.	700	17,248
Japan Airlines Co., Ltd.	1,320	25,737
Japan Exchange Group, Inc.	4,118	62,980
Japan Metropolitan Fund Investment Corp.	59	43,085
Japan Post Bank Co., Ltd.	12,600	102,910
Japan Post Holdings Co., Ltd.	19,000	154,203
Japan Post Insurance Co., Ltd.	1,800	28,055
Japan Real Estate Investment Corp.	10	39,852
Japan Tobacco, Inc.	9,734	205,617
JFE Holdings, Inc.	4,225	53,626
JSR Corp.	1,459	34,515
Kajima Corp.	3,581	43,214
Kansai Electric Power Co., Inc. (The)	6,278	61,141
Kao Corp.	3,801	147,955
KDDI Corp.	12,867	396,789
Keio Corp.	779	27,354
Keisei Electric Railway Co., Ltd.	1,005	30,956
Keyence Corp.	1,560	764,569
Kikkoman Corp.	1,201	61,315
Kintetsu Group Holdings Co., Ltd.	1,346	43,360
Kirin Holdings Co., Ltd.	6,326	100,082
Kobayashi Pharmaceutical Co., Ltd.	400	24,464
Kobe Bussan Co., Ltd.	1,400	39,091
Koei Tecmo Holdings Co., Ltd.	1,040	18,796
Koito Manufacturing Co., Ltd.	1,494	28,321
Komatsu, Ltd.	7,246	179,883
Konami Group Corp.	751	34,469
Security	Shares	Value
Japan (continued)
Kose Corp.	308	$ 36,608
Kubota Corp.	8,011	121,457
Kurita Water Industries, Ltd.	1,032	47,273
Kyocera Corp.	2,548	132,919
Kyowa Kirin Co., Ltd.	2,344	51,173
Lasertec Corp.(1)	600	106,608
Lixil Corp.	2,113	34,877
M3, Inc.	3,458	87,035
Makita Corp.	1,748	43,534
Marubeni Corp.	12,233	166,365
MatsukiyoCocokara & Co.	900	47,674
Mazda Motor Corp.	4,510	41,600
McDonald's Holdings Co. (Japan), Ltd.(1)	877	36,464
MEIJI Holdings Co., Ltd.	1,734	41,240
MINEBEA MITSUMI, Inc.	2,859	54,597
MISUMI Group, Inc.	2,280	57,293
Mitsubishi Chemical Group Corp.	10,822	64,364
Mitsubishi Corp.	10,090	362,599
Mitsubishi Electric Corp.	15,060	179,969
Mitsubishi Estate Co., Ltd.	9,168	109,050
Mitsubishi HC Capital, Inc.	5,566	28,741
Mitsubishi Heavy Industries, Ltd.	2,544	93,724
Mitsubishi UFJ Financial Group, Inc.(5)	96,176	616,360
Mitsui & Co., Ltd.	11,475	357,674
Mitsui Chemicals, Inc.	1,475	38,085
Mitsui Fudosan Co., Ltd.	7,031	132,073
Mitsui OSK Lines, Ltd.	2,700	67,710
Mizuho Financial Group, Inc.	19,300	273,434
MonotaRO Co., Ltd.	1,800	22,672
MS&AD Insurance Group Holdings, Inc.	3,628	112,435
Murata Manufacturing Co., Ltd.	4,514	275,107
NEC Corp.	1,855	71,613
Nexon Co., Ltd.	3,850	91,933
NGK Insulators, Ltd.	1,971	26,136
Nidec Corp.	3,528	183,601
Nihon M&A Center Holdings, Inc.	2,400	17,989
Nintendo Co., Ltd.	8,910	346,078
Nippon Building Fund, Inc.	12	49,950
NIPPON EXPRESS HOLDINGS, Inc.	576	34,756
Nippon Paint Holdings Co., Ltd.(1)	7,090	66,668
Nippon Prologis REIT, Inc.	16	33,873
Nippon Sanso Holdings Corp.	1,324	23,920
Nippon Shinyaku Co., Ltd.	400	17,650
Nippon Steel Corp.	6,475	152,690
Nippon Telegraph & Telephone Corp.	9,404	281,017
Nippon Yusen KK	4,000	93,433
Nissan Chemical Corp.	1,047	47,552

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nissan Motor Co., Ltd.	17,743	$ 67,150
Nisshin Seifun Group, Inc.	1,417	16,583
Nissin Foods Holdings Co., Ltd.	498	45,537
Nitori Holdings Co., Ltd.	616	74,389
Nitto Denko Corp.	1,270	82,196
Nomura Holdings, Inc.	24,957	96,217
Nomura Real Estate Holdings, Inc.	870	19,265
Nomura Real Estate Master Fund, Inc.	40	44,823
Nomura Research Institute, Ltd.	3,000	70,163
NTT Data Corp.	5,030	66,127
Obayashi Corp.	5,320	40,711
Obic Co., Ltd.	560	88,700
Odakyu Electric Railway Co., Ltd.	2,305	29,989
Oji Holdings Corp.	6,573	26,025
Olympus Corp.	9,976	175,206
Omron Corp.	1,463	85,625
Ono Pharmaceutical Co., Ltd.	2,905	60,535
Open House Group Co., Ltd.	600	22,500
Oracle Corp. Japan	289	20,872
Oriental Land Co., Ltd.	8,120	278,022
ORIX Corp.	9,402	155,020
Osaka Gas Co., Ltd.	3,023	49,661
Otsuka Corp.	864	30,685
Otsuka Holdings Co., Ltd.	3,152	100,075
Pan Pacific International Holdings Corp.	2,836	54,866
Panasonic Corp.	18,347	164,153
Persol Holdings Co., Ltd.	1,800	36,243
Rakuten Group, Inc.(1)	6,900	32,180
Recruit Holdings Co., Ltd.	11,357	312,420
Renesas Electronics Corp.(2)	9,700	140,464
Resona Holdings, Inc.	16,411	79,169
Ricoh Co., Ltd.	4,735	35,518
Rohm Co., Ltd.	707	58,926
SBI Holdings, Inc.	1,875	37,237
SCSK Corp.	1,200	17,570
Secom Co., Ltd.	1,648	101,562
Seiko Epson Corp.	2,252	32,177
Sekisui Chemical Co., Ltd.	2,964	42,096
Sekisui House, Ltd.	4,950	100,887
Seven & i Holdings Co., Ltd.	5,926	267,702
SG Holdings Co., Ltd.	2,600	38,553
Sharp Corp.	1,524	10,775
Shimadzu Corp.	1,814	56,946
Shimano, Inc.	650	112,701
Shimizu Corp.	4,127	23,389
Shin-Etsu Chemical Co., Ltd.	14,925	484,481
Shionogi & Co., Ltd.	2,221	100,179
Security	Shares	Value
Japan (continued)
Shiseido Co., Ltd.	3,374	$ 158,184
Shizuoka Financial Group, Inc.	3,925	28,185
SMC Corp.	379	200,914
SoftBank Corp.	22,900	264,353
SoftBank Group Corp.	9,684	380,712
Sompo Holdings, Inc.	2,499	99,023
Sony Group Corp.	10,080	918,121
Square Enix Holdings Co., Ltd.	700	33,639
Subaru Corp.	4,728	75,476
SUMCO Corp.	2,700	40,619
Sumitomo Chemical Co., Ltd.	13,934	46,915
Sumitomo Corp.	8,925	158,109
Sumitomo Electric Industries, Ltd.	5,990	76,953
Sumitomo Metal Mining Co., Ltd.	1,920	73,467
Sumitomo Mitsui Financial Group, Inc.	10,297	412,061
Sumitomo Mitsui Trust Holdings, Inc.	2,782	95,578
Sumitomo Realty & Development Co., Ltd.	2,668	60,247
Suntory Beverage & Food, Ltd.	1,117	41,607
Suzuki Motor Corp.	3,078	112,093
Sysmex Corp.	1,293	84,862
T&D Holdings, Inc.	4,306	53,368
Taisei Corp.	1,549	47,924
Takeda Pharmaceutical Co., Ltd.	11,924	391,626
TDK Corp.	3,165	113,611
Terumo Corp.	5,018	135,713
TIS, Inc.	1,900	50,247
Tobu Railway Co., Ltd.	1,573	37,659
Toho Co., Ltd.	856	32,818
Tokio Marine Holdings, Inc.	14,700	282,901
Tokyo Electric Power Co. Holdings, Inc.(2)	11,600	41,438
Tokyo Electron, Ltd.	3,537	432,101
Tokyo Gas Co., Ltd.	2,962	55,666
Tokyu Corp.	4,384	58,360
TOPPAN, Inc.	2,074	41,796
Toray Industries, Inc.	12,262	70,148
Toshiba Corp.	3,174	106,582
Tosoh Corp.	2,400	32,615
TOTO, Ltd.	1,143	38,295
Toyota Industries Corp.	1,161	64,681
Toyota Motor Corp.	84,650	1,205,026
Toyota Tsusho Corp.	1,765	75,255
Trend Micro, Inc.	1,144	56,125
Unicharm Corp.	3,214	132,114
USS Co., Ltd.	1,635	28,367
Welcia Holdings Co., Ltd.	800	17,127
West Japan Railway Co.	1,778	73,239
Yakult Honsha Co., Ltd.	996	72,370

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Yamaha Corp.	1,109	$ 42,834
Yamaha Motor Co., Ltd.	2,354	61,606
Yamato Holdings Co., Ltd.	2,364	40,579
Yaskawa Electric Corp.	1,883	82,588
Yokogawa Electric Corp.	1,628	26,510
Z Holdings Corp.	20,817	59,026
ZOZO, Inc.	1,007	23,032
		$ 26,624,886
Netherlands — 5.8%
ABN AMRO Bank NV GDR(3)	3,112	$49,348
Adyen NV(2)(3)	173	275,663
Aegon NV	15,909	68,300
AerCap Holdings NV(2)	1,407	79,116
Airbus SE	4,724	630,973
Akzo Nobel NV	1,395	109,109
Argenx SE(2)(4)	357	132,574
Argenx SE(2)(4)	81	30,080
ASM International NV	363	147,342
ASML Holding NV	3,216	2,191,537
CNH Industrial NV	8,322	127,336
Euronext NV(3)	670	51,305
EXOR NV(1)(2)	907	74,791
Heineken Holding NV	903	82,849
Heineken NV	2,086	224,142
IMCD NV	446	72,928
ING Groep NV	30,226	358,944
JDE Peet's NV	904	26,270
Just Eat Takeaway.com NV(2)(3)	1,437	27,422
Koninklijke Ahold Delhaize NV	8,267	282,443
Koninklijke DSM NV	1,407	166,510
Koninklijke KPN NV	27,657	97,728
Koninklijke Philips NV	7,012	128,789
NN Group NV	2,295	83,331
OCI NV	827	28,035
Prosus NV(2)	6,438	504,121
QIAGEN NV(2)	1,832	83,441
Randstad NV(1)	975	57,881
Stellantis NV	18,279	332,427
STMicroelectronics NV	5,382	286,773
Universal Music Group NV	6,048	153,164
Wolters Kluwer NV	2,077	262,193
		$7,226,865
New Zealand — 0.3%
Auckland International Airport, Ltd.(2)	10,509	$57,190
Fisher & Paykel Healthcare Corp., Ltd.	5,027	84,036
Security	Shares	Value
New Zealand (continued)
Mercury NZ, Ltd.	7,330	$ 28,993
Meridian Energy, Ltd.	9,757	32,099
Spark New Zealand, Ltd.	17,151	54,338
Xero, Ltd.(2)	1,172	71,083
		$ 327,739
Norway — 0.7%
Adevinta ASA(2)	1,949	$ 13,836
Aker BP ASA	2,426	59,498
DNB Bank ASA	7,471	133,699
Equinor ASA	7,653	217,563
Gjensidige Forsikring ASA	1,602	26,196
Kongsberg Gruppen ASA	706	28,538
Mowi ASA(1)	3,437	63,571
Norsk Hydro ASA	11,660	87,024
Orkla ASA	6,067	43,030
Salmar ASA	461	20,081
Telenor ASA	6,162	72,250
Yara International ASA	1,402	60,932
		$826,218
Portugal — 0.2%
EDP - Energias de Portugal S.A.	24,191	$131,815
Galp Energia SGPS S.A.	4,614	52,208
Jeronimo Martins SGPS S.A.	2,358	55,349
		$239,372
Singapore — 1.5%
CapitaLand Ascendas REIT	28,331	$61,088
CapitaLand Integrated Commercial Trust	44,866	66,914
CapitaLand Investment, Ltd.	21,648	60,063
City Developments, Ltd.	3,871	21,480
DBS Group Holdings, Ltd.	14,348	356,716
Genting Singapore, Ltd.	48,954	41,317
Grab Holdings, Ltd.(2)	11,362	34,200
Jardine Cycle & Carriage, Ltd.	1,000	23,549
Keppel Corp., Ltd.	11,828	50,183
Mapletree Logistics Trust	32,300	41,666
Mapletree Pan Asia Commercial Trust	19,300	26,167
Oversea-Chinese Banking Corp., Ltd.	26,736	249,227
SEA, Ltd. ADR(2)	2,930	253,591
Sembcorp Marine, Ltd.(2)	430,537	38,641
Singapore Airlines, Ltd.(1)	12,300	53,056
Singapore Exchange, Ltd.	6,600	46,738
Singapore Technologies Engineering, Ltd.	13,218	36,387
Singapore Telecommunications, Ltd.	66,391	123,014
United Overseas Bank, Ltd.	9,314	208,904

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
UOL Group, Ltd.	3,470	$ 18,118
Venture Corp., Ltd.	2,000	26,619
Wilmar International, Ltd.	15,000	47,522
		$ 1,885,160
Spain — 2.6%
Acciona S.A.(1)	193	$ 38,723
ACS Actividades de Construccion y Servicios S.A.	1,892	60,259
Aena SME S.A.(2)(3)	627	101,391
Amadeus IT Group S.A.(2)	3,547	237,945
Banco Bilbao Vizcaya Argentaria S.A.(1)	48,279	345,164
Banco Santander S.A.	135,445	504,733
CaixaBank S.A.	34,761	135,636
Cellnex Telecom S.A.(2)(3)	4,576	177,950
Corp ACCIONA Energias Renovables SA	642	24,898
EDP Renovaveis S.A.	2,336	53,508
Enagas S.A.	1,961	37,682
Endesa S.A.	2,524	54,821
Ferrovial S.A.	4,043	119,056
Grifols S.A.(1)(2)	2,499	24,736
Iberdrola S.A.	48,561	604,963
Industria de Diseno Textil S.A.	8,891	298,695
Naturgy Energy Group S.A.	1,110	33,415
Red Electrica Corp. S.A.	3,451	60,725
Repsol S.A.	11,027	169,571
Telefonica S.A.	41,041	176,756
		$3,260,627
Sweden — 3.1%
Alfa Laval AB	2,193	$78,306
Assa Abloy AB, Class B	8,118	194,446
Atlas Copco AB, Class A	21,743	275,448
Atlas Copco AB, Class B	13,379	153,895
Boliden AB	2,196	86,268
Electrolux AB, Class B	1,958	23,798
Embracer Group AB(1)(2)	5,370	25,171
Epiroc AB, Class A	5,737	113,879
Epiroc AB, Class B	3,566	60,802
EQT AB	3,014	61,568
Essity AB, Class B(1)	5,088	145,333
Evolution AB(3)	1,433	191,991
Fastighets AB Balder, Class B(2)	4,764	19,573
Getinge AB, Class B	1,789	43,631
H & M Hennes & Mauritz AB, Class B(1)	6,189	88,487
Hexagon AB, Class B	15,325	176,382
Holmen AB, Class B	733	28,259
Husqvarna AB, Class B	3,160	27,428
Security	Shares	Value
Sweden (continued)
Industrivarden AB, Class A	1,146	$ 30,974
Industrivarden AB, Class C	1,343	36,213
Indutrade AB	2,126	45,243
Investment AB Latour, Class B	1,245	25,346
Investor AB, Class A	3,769	76,906
Investor AB, Class B	14,511	289,068
Kinnevik AB, Class B(1)(2)	1,801	26,930
L E Lundbergforetagen AB, Class B	593	26,855
Lifco AB, Class B(1)	1,823	39,309
Nibe Industrier AB, Class B	12,254	139,685
Sagax AB, Class B	1,839	42,390
Sandvik AB(1)	8,294	176,047
Securitas AB, Class B(1)	3,793	33,741
Skandinaviska Enskilda Banken AB, Class A(2)	13,095	144,546
Skanska AB, Class B(1)	2,734	41,876
SKF AB, Class B	3,034	59,760
Svenska Cellulosa AB SCA, Class B	4,539	59,781
Svenska Handelsbanken AB, Class A(1)	11,498	99,582
Swedbank AB, Class A(1)	7,255	119,306
Swedish Orphan Biovitrum AB(2)	1,300	30,291
Tele2 AB, Class B	4,405	43,843
Telefonaktiebolaget LM Ericsson, Class B(1)	22,720	133,181
Telia Co. AB	21,130	53,655
Volvo AB, Class A	1,594	34,287
Volvo AB, Class B(1)	12,347	254,430
Volvo Car AB, Class B(2)	4,658	20,377
		$3,878,287
Switzerland — 10.3%
ABB, Ltd.	12,566	$432,289
Adecco Group AG	1,241	45,203
Alcon, Inc.	4,020	285,370
Bachem Holding AG(1)	338	33,990
Baloise Holding AG	374	58,238
Banque Cantonale Vaudoise	289	27,272
Barry Callebaut AG	29	61,444
BKW AG	204	32,075
Chocoladefabriken Lindt & Spruengli AG	1	118,436
Chocoladefabriken Lindt & Spruengli AG PC	7	82,674
Cie Financiere Richemont S.A., Class A	4,139	663,714
Clariant AG(2)	1,727	28,650
Coca-Cola HBC AG(2)	1,588	43,472
Credit Suisse Group AG	29,916	26,865
EMS-Chemie Holding AG	65	53,731
Geberit AG	298	166,417
Givaudan S.A.	76	247,364
Glencore PLC	82,710	475,931

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Holcim Ltd.(2)	4,458	$ 287,502
Julius Baer Group, Ltd.	1,806	123,365
Kuehne + Nagel International AG	429	127,771
Logitech International S.A.	1,318	76,927
Lonza Group AG	594	357,588
Nestle S.A.	21,922	2,672,961
Novartis AG	17,248	1,583,686
Partners Group Holding AG	177	166,685
Roche Holding AG	227	68,211
Roche Holding AG PC	5,632	1,609,302
Schindler Holding AG	214	45,286
Schindler Holding AG PC	331	73,342
SGS S.A.	50	110,287
SIG Group AG(2)	2,537	65,361
Sika AG	1,172	328,741
Sonova Holding AG	402	118,585
Straumann Holding AG	937	140,536
Swatch Group AG (The)	240	82,654
Swatch Group AG (The), Bearer Shares	458	29,040
Swiss Life Holding AG	257	158,596
Swiss Prime Site AG	664	55,217
Swiss Re AG	2,382	244,711
Swisscom AG	217	138,483
Temenos AG	527	36,672
UBS Group AG	26,781	566,707
VAT Group AG(1)(3)	211	76,231
Zurich Insurance Group AG	1,203	576,476
		$12,804,058
United Kingdom — 14.0%
3i Group PLC	7,800	$162,579
abrdn PLC	16,252	40,904
Admiral Group PLC	1,328	33,347
Anglo American PLC	10,176	338,469
Antofagasta PLC	3,041	59,565
Ashtead Group PLC	3,505	215,224
Associated British Foods PLC	2,930	70,314
AstraZeneca PLC	12,322	1,707,266
Auto Trader Group PLC(3)	7,242	55,240
Aviva PLC	22,211	110,947
BAE Systems PLC	24,503	296,391
Barclays PLC	130,081	234,133
Barratt Developments PLC	8,311	47,828
Berkeley Group Holdings PLC	842	43,622
BP PLC	144,149	911,096
British American Tobacco PLC	16,990	595,574
British Land Co. PLC (The)	7,010	33,625
Security	Shares	Value
United Kingdom (continued)
BT Group PLC	59,294	$ 106,808
Bunzl PLC	2,874	108,558
Burberry Group PLC	3,124	100,030
Coca-Cola Europacific Partners PLC	1,623	96,065
Compass Group PLC	14,253	358,200
Croda International PLC	1,153	92,671
Diageo PLC	18,080	806,904
Entain PLC	4,871	75,647
GSK PLC	32,286	570,471
Haleon PLC	42,147	167,426
Halma PLC	3,122	86,187
Hargreaves Lansdown PLC	2,659	26,341
Hikma Pharmaceuticals PLC	1,223	25,350
HSBC Holdings PLC	159,359	1,083,083
Imperial Brands PLC	6,961	160,073
Informa PLC	12,094	103,663
InterContinental Hotels Group PLC	1,394	91,259
Intertek Group PLC	1,359	68,065
J Sainsbury PLC	16,114	55,451
JD Sports Fashion PLC	23,899	52,631
Johnson Matthey PLC	1,407	34,494
Kingfisher PLC	15,641	50,560
Land Securities Group PLC	5,555	42,643
Legal & General Group PLC	49,900	147,584
Lloyds Banking Group PLC	528,718	310,858
London Stock Exchange Group PLC	3,058	297,023
M&G PLC	18,709	45,856
Melrose Industries PLC	33,152	68,278
Mondi PLC	4,019	63,810
National Grid PLC	29,194	394,907
NatWest Group PLC	41,494	135,396
Next PLC	1,070	86,969
Ocado Group PLC(1)(2)	4,037	26,731
Pearson PLC	4,844	50,692
Persimmon PLC	3,000	46,583
Phoenix Group Holdings PLC	5,688	38,431
Prudential PLC	21,587	295,561
Reckitt Benckiser Group PLC	5,725	435,544
RELX PLC	15,297	495,422
Rentokil Initial PLC	20,702	151,301
Rio Tinto PLC	8,987	610,019
Rolls-Royce Holdings PLC(2)	68,538	126,237
Sage Group PLC (The)	8,869	85,111
Schroders PLC	7,777	44,348
Segro PLC	9,587	91,324
Severn Trent PLC	1,999	71,010
Shell PLC	56,110	1,599,055

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	7,432	$ 103,309
Smiths Group PLC	2,687	56,988
Spirax-Sarco Engineering PLC	595	87,360
SSE PLC	8,922	199,084
St. James's Place PLC	4,594	68,935
Standard Chartered PLC	19,122	144,927
Taylor Wimpey PLC	27,593	40,594
Tesco PLC	59,499	195,063
Unilever PLC	20,290	1,051,407
United Utilities Group PLC	5,449	71,314
Vodafone Group PLC	213,557	235,574
Whitbread PLC	1,804	66,642
WPP PLC	8,399	99,788
		$17,457,739
Total Common Stocks (identified cost $83,271,330)		$123,361,479

Short-Term Investments — 3.4%

Affiliated Fund — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(6)	1,533,331	$ 1,533,331
Total Affiliated Fund (identified cost $1,533,331)		$ 1,533,331

Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	2,700,063	$ 2,700,063
Total Securities Lending Collateral (identified cost $2,700,063)		$ 2,700,063
Total Short-Term Investments (identified cost $4,233,394)		$ 4,233,394

Total Investments — 102.7% (identified cost $87,504,724)	$127,594,873
Other Assets, Less Liabilities — (2.7)%	$ (3,386,990)
Net Assets — 100.0%	$124,207,883

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $4,042,249 and the total market value of the collateral received by the Fund was $4,261,497, comprised of cash of $2,700,063 and U.S. government and/or agencies securities of $1,561,434.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $1,875,343 or 1.5% of the Fund's net assets.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	17.9%
Industrials	15.6
Health Care	13.0
Consumer Discretionary	12.1
Consumer Staples	10.4
Information Technology	7.8
Materials	7.7
Communication Services	4.6
Energy	4.4
Utilities	3.4
Real Estate	2.4
Total	99.3%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $2,149,691, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$643,655	$ 12,695	$ (11,505)	$546	$(29,031)	$ 616,360	$10,216	96,176
Short-Term Investments
Liquidity Fund, Institutional Class(1)	2,307	4,056,791	(2,525,767)	—	—	1,533,331	2,730	1,533,331
Total				$546	$(29,031)	$2,149,691	$12,946

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$9,138,433	$ —	$9,138,433
Austria	—	216,826	—	216,826
Belgium	—	1,103,581	—	1,103,581
Denmark	—	3,757,775	—	3,757,775
Finland	—	1,501,131	—	1,501,131
France	7,284	14,389,015	—	14,396,299
Germany	—	10,589,032	—	10,589,032
Hong Kong	21,051	3,334,977	—	3,356,028
Ireland	—	1,348,062	—	1,348,062
Israel	280,549	546,752	—	827,301
Italy	—	2,596,060	—	2,596,060
Japan	—	26,624,886	—	26,624,886
Netherlands	79,116	7,147,749	—	7,226,865
New Zealand	—	327,739	—	327,739
Norway	—	826,218	—	826,218
Portugal	—	239,372	—	239,372
Singapore	287,791	1,597,369	—	1,885,160
Spain	—	3,260,627	—	3,260,627

Calvert
VP EAFE International Index Portfolio
March 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sweden	$ —	$3,878,287	$ —	$3,878,287
Switzerland	—	12,804,058	—	12,804,058
United Kingdom	96,065	17,361,674	—	17,457,739
Total Common Stocks	$771,856	$122,589,623(1)	$ —	$123,361,479
Short-Term Investments:
Affiliated Fund	$1,533,331	$ —	$ —	$1,533,331
Securities Lending Collateral	2,700,063	—	—	2,700,063
Total Investments	$5,005,250	$122,589,623	$ —	$127,594,873

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.